Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,262,917.00
Previously Paid Amount	0.00
Total Fee Amount	137,860.11
Total Offset Amount	0.00
Net Fee	$ 137,860.11